Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 9:-        COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

The facilities of the Company and its subsidiaries are leased under various operating lease agreements, which expire on various dates, the latest of which is on September 30, 2018. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2012, are (in the aggregate) and for each succeeding fiscal year below:

2013	2,891
2014	863
2015	172
2016	83
2017 and thereafter	151

4,160

Total rent expenses for the years ended December 31, 2010, 2011 and 2012 were $ 3,556, $ 3,922 and $ 4,199, respectively (see also Note 15b).

b.	Litigation:

1.
Domestically, following audit of the Company's 2004 and 2005 corporate tax returns, in December 2010, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment of additional taxes in the aggregate amount of NIS 16.1 million ($4,317 using December 31, 2012 exchange rate) for 2004 and NIS 15.5 million ($4,156 using December 31, 2012 exchange rate) for 2005 including interest as of the assessment date.

In addition following audit of the Company's 2006 and 2008 corporate tax returns, in January 2012, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment of additional taxes in the aggregate amount of NIS 25.2 million ($6,757 using December 31, 2012 exchange rate) for 2006 and NIS 8.1 million ($2,172 using December 31, 2012 exchange rate) for 2008 including interest as of the assessment date.

The Company has appealed the orders relating to the four years mentioned above with the Tel Aviv District court, and these appeals are pending. There can be no assurance that the court will accept the Company's positions on matters raised and,in such an event, the company may record additional tax expenses if these matters are settled for amounts in excess of the current provisions.

2.
In November 2011, SNMP Research International, Inc. and SNMP Research, Inc. commenced a lawsuit in the United States Bankruptcy Court for the District of Delaware against Nortel Networks, Inc. (and certain of its affiliates entities), Genband US LLC, GENBAND, Inc., Performance Technologies, Inc., Perftech (PTI) Canada, Avaya, Inc. and Radware, Ltd.  The complaint alleges that the Company has infringed certain of SNMP's copyrights, misappropriated certain of SNMP's trade secrets, were unjustly enriched, and converted certain of SNMP's intellectual property. SNMP has asserted that as part of the Company's acquisition of the Layer 4-7 Application Delivery business from Nortel Networks in March 2009, the Company received certain intellectual property of SNMP Research that was embedded in the Layer 4-7 business.  The complaint does not specify the amount of damages and requests that such amount be determined at trial.  The Company was recently served with the complaint in Israel. The Company advised SNMP Research that the Company diligently investigated whether software received from Nortel included SNMP Software, and based on such investigation no SNMP Software was found. Draft settlement agreements are circulating which impose no liability on the Company. If settlement is not reached and SNMP Research does not dismiss the lawsuit, the Company intends to vigorously defend the litigation which still is in a preliminary stage, and cannot estimate what impact, if any, the litigation may have on the Company's results of operations, financial condition or cash flows.

3.
On October 22, 2012, Branch Banking and Trust Co. ("BB&T) filed a third-party complaint in the Eastern District of Texas against Radware Inc. ("Radware") seeking indemnification for patent infringement claims brought by TQP Development LLC ("TQP") against BB&T in the same court.  The complaint alleges that BB&T purchased certain products from Nortel Networks Inc. ("Nortel") and Covelight Systems Inc. and that TQP has alleged that BB&T's use of these products infringes certain TQP patents.  BB&T further alleges that Radware is the successor in interest to Nortel and Covelight and that Radware has refused to defend and hold BB&T harmless against TQP's allegations in breach of BB&T's agreements and warranties with Nortel and Covelight.  On January 14,2013, Radware filed an answer and counterclaim denying that Radware has any indemnity obligations to BB&T and seeking declaratory judgment as to each of BB&T's asserted causes of action.  The Court has yet to schedule a case management conference regarding BB&T's third party complaint.

On March 22, 2013, BB&T agreed to dismiss the complaint voluntarily and enter into a tolling agreement with Radware that would prevent either party from refilling the lawsuit until after the underlying TQP patent infringement claims against BB&T are resolved.

4.
From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.